Equity share capital and share premium	12 Months Ended
Mar. 31, 2018
Equity share capital and share premium
Equity share capital and share premium

29. Equity share capital and share premium

Authorized shares

	March 31,
	2017	2018
	Numbers of Shares	Numbers of Shares
Ordinary shares of INR 0.006 ($ 0.0001) each	500,000,000	500,000,000
Ordinary share Class A of INR 0.006 ($ 0.0001) each	10,000,000	10,000,000
Ordinary share Class F of INR 0.006 ($ 0.0001) each	3,159,375	3,159,375
Preference shares of INR 0.006 ($ .0001) each	10,000,000	10,000,000

	523,159,375	523,159,375

        There is no change in the authorized share capital of the company during the financial ending March 31, 2018. During the financial year ended March 31, 2017, the authorized share capital of the Company was increased to 500,000,000 Ordinary Shares of a par value of US$0.0001 each, 10,000,000 Class A Non-Voting Shares of a par value of US$0.0001 each, 3,159,375 Class F Shares of a par value of US$0.0001 each and 10,000,000 Preference Shares of a par value of US$0.0001 each

        A reconciliation of the shares outstanding at the beginning and end of the period is presented below:

Ordinary shares

	Numbers of Shares	Share Capital	Share Premium
Balance as at April 1, 2016	1,139,354	27	121,203
Exercise of option (Share-based payments)	130,665	1	24,502
Issue of treasury shares (refer to note on treasury shares below)	74,458	1	50,381
Issuance of shares*	2,593,994	18	1,670,878
Capital transaction involving the issuance of shares pursuant to business combination**	9,953,790	48	6,474,085
Preference shares converted into ordinary shares (refer to Note below)	19,936,595	538	6,179,226
Transaction cost*	—	—	(81,339)

Balance as at March 31, 2017	33,828,856	633	14,438,936

Balance as at April 1, 2017	33,828,856	633	14,438,936
Exercise of option (Restricted stock units and share-based payments) (refer to Note 30)	818,954	5	636,085
Transaction with equity shareholders***	—	—	(112,406)

Balance as at March 31, 2018	34,647,810	638	14,962,615

*	Refer to Note 43
**	33.83 million ordinary shares, with par value of USD 0.0001. Includes 3.159 million Class F shares issued as part of the business combination, with par value of USD 0.0001 each. Also refer to Note 43
***	Transaction with equity shareholders represent tax deposited on behalf of restricted stock holders.

        On December 16, 2016, the Parent Company converted its preference shares into ordinary shares and effectuated a reverse 5.4242194-for-one share split of its ordinary shares as well as a 5.4242194-for-one adjustment with respect to the number of ordinary shares underlying its share options and a corresponding adjustment to the exercise prices of such options. Accordingly 6,180,106 shares outstanding as at April 1, 2015 and 106,000 options exercised have been considered on post-split basis.

Terms/ rights attached to Ordinary Shares

        The Company has three class of ordinary shares outstanding which entitles the holders with the following rights:

Ordinary shares

        A holder of an ordinary share has one vote for each share of ordinary share held and entitled to receive dividends when declared by the board of directors.

Ordinary shares Class A

        Class A shares have identical rights to the Company ordinary shares, except the right to receive notice of, attend or vote as a member at any general meeting of shareholders, but may vote at a separate Class A shareholders' meeting convened in accordance with the Company Articles of Association.

Ordinary shares Class F

        Class F shares shall have the right to receive notice of, attend at and vote as a member at any general meeting of shareholders, but shall have no other rights.

        In the event of liquidation of the Company, the holders of Ordinary and Class A ordinary shares are entitled to receive remaining assets of the Company, after distribution of all preferential amounts. The distribution will be in proportion to the number of equity shares held by the shareholders.

Shares reserved for issuance against equity instruments

        The Company reserved 1,844 shares (March 31, 2017—1,844, March 31, 2016—1,844) for issuance at exercise price of INR 65.11 ($1). These shares are considered as equity instrument and are recorded at fair value at the date of transaction under IAS 32

Shares reserved for issue under options

        For details of shares reserved for issue under the Employee Stock Option Plan (ESOP) of the Company, refer to Note 30.2.

Shares reserved for issue under warrant arrangement/agreement

        Pursuant to listing of Parent Company, Capital18 Fin Cap Private Limited (Capital 18) and Pandara Trust Scheme I (Pandara Trust), shareholders of Yatra Online Private Limited, are entitled to swap their shares into 569,781(March 31, 2017: 569,781) and 172,635 (March 31, 2017: 172,635) Ordinary Shares of the Parent Company respectively.

        As on March 31, 2018, Capital18 and Pandara Trust have not exercised their right to swap to ordinary shares of the Parent Company.

        For details of shares reserved for issuance under the warrant agreement with Innoven Capital Singapore Pte. Limited, a non banking finance company and Macquarie Corporate Holdings Pty Limited, refer to Note 32.

Treasury shares

	Numbers of Shares	Amount
Balance as at April 1, 2016	—	—
Issue of shares (refer to Note 30)	74,458	50,382
Own shares acquired*	—	11,219
Exercise of options(refer to Note 30)	(10,687)	(7,230)

Balance as at March 31, 2017	63,771	54,371

Balance as at April 1, 2017	63,771	54,371
Issue of shares	—	—
Exercise of options (refer to Note 30)	(35,871)	(24,287)

Balance as at March 31, 2018	27,900	30,084

*	Out of the shares issued during the year ending March 31, 2017, Company had bought back 17,893 shares for INR 627.01 ($9.35) per share.

Preference share capital and share premium

	Series A			Series B
	Numbers of Shares	Share Capital	Share Premium	Numbers of Shares	Share Capital	Share Premium
Balance as at April 1, 2016	12,000,120	53	176,542	7,805,600	35	442,615
Preference shares converted into ordinary shares*	(12,000,120)	(53)	(176,542)	(7,805,600)	(35)	(442,615)

Balance as at March 31, 2017	—	—	—	—	—	—

Balance as at April 1, 2017	—	—	—	—	—	—
Preference shares converted into ordinary shares*	—	—	—	—	—	—

Balance as at March 31, 2018	—	—	—	—	—	—

	Series C			Series D
	Numbers of Shares	Share Capital	Share Premium	Numbers of Shares	Share Capital	Share Premium
Balance as at April 1, 2016	6,093,357	26	912,981	8,275,383	39	2,819,381
Preference shares converted into ordinary shares*	(6,093,357)	(26)	(912,981)	(8,275,383)	(39)	(2,819,381)

Balance as at March 31, 2017	—	—	—	—	—	—

Balance as at April 1, 2017	—	—	—	—	—	—
Preference shares converted into ordinary shares*	—	—	—	—	—	—

Balance as at March 31, 2018	—	—	—	—	—	—

	Series E			Series F
	Numbers of Shares	Share Capital	Share Premium	Numbers of Shares	Share Capital	Share Premium
Balance as at April 1, 2016	4,279,423	26	1,000,191	2,611,796	17	827,858
Preference shares converted into ordinary shares*	(4,279,423)	(26)	(1,000,191)	(2,611,796)	(17)	(827,858)

Balance as at March 31, 2017	—	—	—	—	—	—

Balance as at April 1, 2017	—	—	—	—	—	—
Preference shares converted into ordinary shares*	—	—	—	—	—	—

Balance as at March 31, 2018	—	—	—	—	—	—

Series A Preference Shares

        All the series A preference shares are non-redeemable and mandatorily convertible into fixed number of ordinary shares. The shareholders are entitled to receive non-cumulative dividend at the rate of INR 1.73 ($0.02667) per share per annum (as adjusted for stock splits, stock dividend, recapitalization and alike) on each outstanding Series A Preference Share, payable annually when, as and if declared by the Directors. Series A preference shares would rank above the ordinary shares in the order of precedence in distribution of assets and dividends. The voting rights of every series A preference shareholder on every resolution placed before the company for each holder of Preference Shares shall be the number of votes equal to the number of Ordinary Shares into which such Preference Shares could be converted.

        The holders of Series A Preference Shares, shall have the right, at any time to convert all or some of preference shares held by them into such number of ordinary shares as is determined by dividing INR 21.57 ($0.33333 per share) (hereinafter referred to as the "Conversion Price") as adjusted for certain stock splits, dilutive issuances and combinations. The Series A Preference Shares are not redeemable.

Series B Preference Shares

        All the series B preference shares are non-redeemable and mandatorily convertible into fixed number of ordinary shares.. The shareholders are entitled to receive non-cumulative dividend at the rate of INR 6.63 ($0.10249) per share per annum (as adjusted for stock splits, stock dividend, re-capitalization and alike) on each outstanding Series B Preference Share, payable annually when, as and if declared by the Directors. Series B preference shares would rank above the Series A Preference Shares and the ordinary shares in the order of precedence in distribution of assets and dividends. The voting rights of every series B preference shareholder on every resolution placed before the company each holder of Preference Shares shall be entitled to the number of votes equal to the number of Ordinary Shares into which such Preference Shares could be converted.

        The holders of Series B Preference Shares, shall have the right, at any time to convert all or some of preference shares held by them into such number of ordinary shares as is determined by dividing INR 97.54 ($1.50699) per share (hereinafter referred to as the "Conversion Price") as adjusted for certain stock splits, dilutive issuances and combinations. The Series B Preference Shares are not redeemable.

Series C Preference Shares

        All the series C preference shares are non-redeemable and mandatorily convertible into fixed number of ordinary shares.. The shareholders are entitled to receive non-cumulative dividend at the rate of INR 19.00 ($0.28640) per share per annum (as adjusted for stock splits, stock dividend, re-capitalization and alike) on each outstanding Series C Preference Share, payable annually when, as and if declared by the Directors. Series C preference shares would rank above the Series B Preference Shares and the ordinary shares in the order of precedence in distribution of assets and dividends. The voting rights of every series C preference shareholder on every resolution placed before the company each holder of Preference Shares shall be entitled to the number of votes equal to the number of Ordinary Shares into which such Preference Shares could be converted.

        The holders of Series C Preference Shares, shall have the right, at any time to convert all or some of preference shares held by them into such number of ordinary shares as is determined by dividing INR 237.46 ($3.58000) per share (hereinafter referred to as the "Conversion Price") as adjusted for certain stock splits, dilutive issuances and combinations. The Series C Preference Shares are not redeemable.

Series D Preference Shares

        All the series D preference shares are non-redeemable and mandatorily convertible into fixed number of ordinary shares.. The shareholders are entitled to receive non-cumulative dividend at the rate of INR 38.15 ($0.57520) per share per annum (as adjusted for stock splits, stock dividend, recapitalization and alike) on each outstanding Series D Preference Share, payable annually when, as and if declared by the Directors. Series D preference shares would rank above the Series C Preference Shares and the ordinary shares in the order of precedence in distribution of assets and dividends. The voting rights of every series D preference shareholder on every resolution placed before the company each holder of Preference Shares shall be entitled to the number of votes equal to the number of Ordinary Shares into which such Preference Shares could be converted.

        The holders of Series D Preference Shares, shall have the right, at any time to convert all or some of preference shares held by them into such number of ordinary shares as is determined by dividing INR 449.64 ($6.7789) per share (hereinafter referred to as the "Conversion Price") as adjusted for certain stock splits, dilutive issuances and combinations. The Series D Preference Shares are not redeemable.

Series E Preference Shares

        All the series E preference shares are non-redeemable and mandatorily convertible into fixed number of ordinary shares.. The shareholders are entitled to receive non-cumulative dividend at the rate of INR 20.61 ($0.31070) per share per annum (as adjusted for stock splits, stock dividend, recapitalization and alike) on each outstanding Series E Preference Share, payable annually when, as and if declared by the Directors. Series E preference shares would rank above the Series D Preference Shares and the ordinary shares in the order of precedence in distribution of assets and dividends. The voting rights of every series E preference shareholder on every resolution placed before the company each holder of Preference Shares shall be entitled to the number of votes equal to the number of Ordinary Shares into which such Preference Shares could be converted.

        The holders of Series E Preference Shares, shall have the right, at any time to convert all or some of preference shares held by them into such number of ordinary shares as is determined by dividing INR 257.61 ($3.88370) per share (hereinafter referred to as the "Conversion Price") as adjusted for certain stock splits, dilutive issuances and combinations. The Series E Preference Shares are not redeemable.

Series F Preference Shares

        All the series F preference shares are non-redeemable and mandatorily convertible into fixed number of ordinary shares.. The shareholders are entitled to receive non-cumulative dividend at the rate of INR 26.32 ($0.3968) per share per annum (as adjusted for stock splits, stock dividend, recapitalization and alike) on each outstanding Series F Preference Share, payable annually when, as and if declared by the Directors. Series F preference shares would rank above the Series E Preference Shares and the ordinary shares in the order of precedence in distribution of assets and dividends. The voting rights of every series F preference shareholder on every resolution placed before the company each holder of Preference Shares shall be entitled to the number of votes equal to the number of Ordinary Shares into which such Preference Shares could be converted.

        The holders of Series F Preference Shares, shall have the right, at any time to convert all or some of preference shares held by them into such number of ordinary shares as is determined by dividing INR 329.02 ($4.9603) per share (hereinafter referred to as the "Conversion Price") as adjusted for certain stock splits, dilutive issuances and combinations. The Series E Preference Shares are not redeemable.

Liquidation Preference

        In the event of voluntary or involuntary liquidation, dissolution or winding up of the Company, the holders of Preference Shares shall be entitled to receive, prior and in preference to any distribution of any of the assets of the Company to the holders of Ordinary Shares by reason of their ownership thereof an amount equal to INR 22.12 ($0.33333) per share for each Series A Preference Share, INR 84.98 ($1.28113) per share for each Series B Preference Share, INR 237.46 ($3.58) per share for each Series C Preference Share, INR 476.91 ($7.19) per share for each Series D Preference Share, INR 257.61 ($3.8837) per share for each Series E Preference Share and INR 329.02 ($4.9603) per share for each Series F Preference Share, as held by them. Such amount shall be adjusted for recapitalization if any plus declared but unpaid dividends. Further the preference shareholders do not have right to redemption and are entitled to participate in the surplus assets available with the company, pari passu with other shareholders of the company in proportion to their respective shareholding on an as-converted basis existing immediately prior to the occurrence of a liquidation event.

        The holders of the Series F Preference Shares shall be entitled to receive the greater of either of:

        (a)   INR 329.02 ($4.9603) per share for each Series F Preference Share, as held by them and participate in the surplus assets available with the company, pari passu with other shareholders (mentioned above paragraph) or

        (b)   The holders of the Series F Preference Shares shall be entitled to receive, prior and in preference to any distribution of any of the assets of the Company to the holders of Ordinary Shares and Series A Preference Shares, Series B Preference Shares, Series C Preference Shares, Series D Preference Shares and Series E Preference Shares by reason of their ownership thereof, an amount per share equal to INR 493.52 ($7.4404) per share (as adjusted for any Recapitalization) for each Series F Preference Share then held by them, plus declared but unpaid dividends. If, upon the occurrence of such event, the assets and funds thus distributed among the holders of the Series F Preference Shares shall be insufficient to permit the payment to such holders of the full aforesaid preferential amounts, then the entire assets and funds of the Company legally available for distribution shall be distributed ratably on a pari passu basis among the holders of the Series F Preference Shares in proportion to the preferential amount each such holder is otherwise entitled to receive."

        The Company has evaluated the terms of preference shares and concluded equity as the appropriate classification in accordance with accounting policy (refer to Note 2.5).

        *On December 16, 2016, all the series of preference shares got converted into ordinary shares of the parent company as follow:

	Numbers of Shares	Conversion ratio (to ordinary share)	Number of Ordinary Shares	Number of shares after share split*
Series A Preference Shares	12,000,120	1.18	14,169,808	2,612,322
Series B Preference Shares	7,805,600	1.55	12,059,947	2,223,352
Series C Preference Shares	6,093,357	2.94	17,925,868	3,304,783
Series D Preference Shares	8,275,383	4.96	41,051,337	7,568,156
Series E Preference Shares	4,279,423	3.11	13,294,473	2,450,947
Series F Preference Shares	2,611,796	3.69	9,639,030	1,777,036

	41,065,679		108,140,463	19,936,595

*

On December 16, 2016, the Parent Company converted its preference shares into ordinary shares and effectuated a reverse 5.4242194-for-one share split of its ordinary shares.

No preference shares are outstanding as on March 31, 2018 and 2017.